UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Bernstein Fund, Inc.

International Small Cap Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.9%
Industrials - 19.7%
Aerospace & Defense - 1.5%
Saab AB-Class B	265,213	$10,983,028
Senior PLC	2,072,244	8,285,027

		19,268,055

Air Freight & Logistics - 0.5%
bpost SA	91,660	1,448,259
Oesterreichische Post AG	61,287	2,792,984
Panalpina Welttransport Holding AG	17,060	2,322,361

		6,563,604

Airlines - 0.9%
Aeroflot PJSC (GDR) (a)	131,320	1,502,884
Air Canada (b)	313,463	5,066,815
Qantas Airways Ltd.	1,174,356	5,347,545

		11,917,244

Commercial Services & Supplies - 3.2%
Befesa SA (a)(b)	162,762	8,762,387
Biffa PLC (a)	2,294,324	7,536,428
Kokuyo Co., Ltd.	529,981	9,400,821
Rentokil Initial PLC	2,874,353	13,252,574
Transcontinental, Inc.-Class A	128,140	2,975,784

		41,927,994

Construction & Engineering - 2.4%
Burkhalter Holding AG	32,880	2,779,769
FLSmidth & Co. A/S	111,926	6,678,203
Galliford Try PLC	195,840	2,248,298
Keller Group PLC	207,020	2,761,549
Koninklijke Volkerwessels NV	108,030	2,777,987
Kyudenko Corp.	140,300	6,761,052
Mirait Holdings Corp.	101,100	1,563,471
Wilson Bayly Holmes-Ovcon Ltd.	245,403	2,674,521
Yurtec Corp.	318,300	2,605,944

		30,850,794

Electrical Equipment - 1.7%
Signify NV (a)	354,878	9,181,239
TKH Group NV	192,046	12,159,464

		21,340,703

Industrial Conglomerates - 1.3%
Mytilineos Holdings SA	672,754	6,734,048
Rheinmetall AG	94,357	10,381,379

		17,115,427

Machinery - 5.5%
ATS Automation Tooling Systems, Inc. (b)	612,516	9,103,992
Biesse SpA	70,684	2,749,925
Bobst Group SA	70,000	7,157,288
Bodycote PLC	581,026	7,478,585
Deutz AG	883,086	6,794,372

Company	Shares	U.S. $ Value
Glory Ltd.	203,900	$5,697,140
IHI Corp.	314,635	10,944,263
IMA Industria Macchine Automatiche SpA	31,963	2,773,469
Komax Holding AG	5,053	1,330,613
Makino Milling Machine Co., Ltd.	780,947	6,058,106
Nabtesco Corp.	206,129	6,333,292
Rational AG	4,721	3,074,356
Syncmold Enterprise Corp.	1,107,000	2,267,989

		71,763,390

Professional Services - 1.5%
Amadeus Fire AG	27,050	2,921,982
Morneau Shepell, Inc.	136,980	2,832,021
NICE Information Service Co., Ltd.	276,020	2,720,962
TeamLease Services Ltd. (b)	24,880	1,070,580
Teleperformance	56,555	9,981,706

		19,527,251

Road & Rail - 0.2%
VRL Logistics Ltd. (b)	557,833	2,620,075

Trading Companies & Distributors - 1.0%
Daiichi Jitsugyo Co., Ltd.	40,400	1,183,707
Howden Joinery Group PLC	460,730	3,249,033
Inaba Denki Sangyo Co., Ltd.	68,600	2,799,236
SIG PLC	1,586,300	2,912,419
Yuasa Trading Co., Ltd.	86,000	2,738,679

		12,883,074

		255,777,611

Consumer Discretionary - 15.5%
Auto Components - 3.9%
Aisan Industry Co., Ltd.	148,500	1,250,377
Apollo Tyres Ltd. (b)	2,292,332	8,517,386
Endurance Technologies Ltd. (a)	81,125	1,478,893
Hankook Tire Co., Ltd.	258,476	9,766,375
Kasai Kogyo Co., Ltd.	211,200	2,613,899
Nexteer Automotive Group Ltd.	3,740,000	5,501,157
NGK Spark Plug Co., Ltd.	403,900	11,482,374
Tianneng Power International Ltd.	1,834,000	2,846,817
Toyo Tire & Rubber Co., Ltd.	505,700	7,372,504

		50,829,782

Hotels, Restaurants & Leisure - 2.3%
888 Holdings PLC	814,170	2,896,241
Bloomberry Resorts Corp.	47,439,000	8,660,008
LeoVegas AB (a)	112,980	892,169
Melco International Development Ltd.	294,000	901,874
Recipe Unlimited Corp.	128,130	2,774,777
Round One Corp.	129,800	2,037,487
Sushiro Global Holdings Ltd. (b)	198,000	11,959,518

		30,122,074

Household Durables - 0.5%
Dorel Industries, Inc.-Class B	124,580	2,113,212
Haseko Corp.	235,400	3,244,540
Token Corp.	13,200	1,163,106

		6,520,858

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 0.1%
GS Home Shopping, Inc.	7,510	$1,213,722

Leisure Products - 1.7%
Amer Sports Oyj (b)	341,976	10,753,133
Beneteau SA	43,770	819,952
Spin Master Corp. (a)(b)	224,629	9,959,780

		21,532,865

Media - 2.4%
APG SGA SA	6,610	2,474,823
Cogeco, Inc.	15,700	694,089
Entertainment One Ltd.	1,884,543	9,114,115
IPSOS	75,391	2,572,679
Mediaset Espana Comunicacion SA	316,860	2,663,435
Megacable Holdings SAB de CV	1,452,192	5,983,453
Toei Animation Co., Ltd.	240,000	8,364,577

		31,867,171

Specialty Retail - 2.2%
Clas Ohlson AB-Class B	255,157	2,024,146
EDION Corp.	905,400	9,106,800
Geo Holdings Corp.	95,700	1,279,880
Giordano International Ltd.	4,466,000	2,808,759
Halfords Group PLC	622,371	2,842,436
Kohnan Shoji Co., Ltd.	29,100	677,395
Mobilezone Holding AG	89,810	907,139
Senao International Co., Ltd.	955,000	1,564,069
Super Retail Group Ltd.	452,110	2,708,166
T-Gaia Corp.	102,500	2,615,815
Xebio Holdings Co., Ltd.	130,100	2,069,011

		28,603,616

Textiles, Apparel & Luxury Goods - 2.4%
China Lilang Ltd.	2,001,000	2,867,612
Geox SpA	933,420	2,631,394
HUGO BOSS AG	144,741	13,126,415
LF Corp.	98,020	2,471,455
Li Ning Co., Ltd. (b)	9,118,000	10,030,108

		31,126,984

		201,817,072

Information Technology - 13.2%
Communications Equipment - 0.2%
VTech Holdings Ltd.	249,800	2,879,155

Electronic Equipment, Instruments & Components - 2.9%
AT&S Austria Technologie & Systemtechnik AG	235,091	4,342,501
Chilisin Electronics Corp.	956,000	5,586,561
Compeq Manufacturing Co., Ltd.	5,513,000	5,840,422
CONEXIO Corp.	97,400	1,692,017
Egis Technology, Inc.	199,000	923,405
Electrocomponents PLC	330,330	3,293,148
FIT Hon Teng Ltd. (a)	3,845,600	1,738,412

Company	Shares	U.S. $ Value
Inficon Holding AG (b)	5,520	$2,805,871
Kaga Electronics Co., Ltd.	56,100	1,328,960
Nissha Co., Ltd.	260,600	5,363,075
Redington India Ltd.	458,427	737,039
Ryoyo Electro Corp.	171,800	2,774,544
Test Research, Inc.	678,000	1,389,671

		37,815,626

Internet Software & Services - 0.8%
Addcn Technology Co., Ltd.	99,000	891,924
carsales.com Ltd.	268,150	2,997,350
Mixi, Inc.	111,500	2,818,812
Moneysupermarket.com Group PLC	704,548	2,928,027

		9,636,113

IT Services - 2.7%
CANCOM SE	29,910	3,039,188
Computacenter PLC	153,430	2,923,114
Larsen & Toubro Infotech Ltd. (a)	116,610	2,839,069
NEC Networks & System Integration Corp.	123,300	2,771,277
NET One Systems Co., Ltd.	63,500	1,090,150
Nihon Unisys Ltd.	654,748	16,419,657
Softcat PLC	287,110	2,896,902
Worldline SA/France (a)(b)	52,230	2,953,143

		34,932,500

Semiconductors & Semiconductor Equipment - 4.6%
ASM International NV	119,967	6,610,506
ASPEED Technology, Inc.	30,000	785,448
BE Semiconductor Industries NV	64,924	1,747,094
Elite Advanced Laser Corp.	163,920	555,380
Hua Hong Semiconductor Ltd. (a)	2,183,000	7,461,220
Koh Young Technology, Inc.	29,160	2,665,797
Macronix International (b)	5,032,311	7,136,304
Melexis NV	30,310	2,805,997
Realtek Semiconductor Corp.	1,486,000	5,399,377
Siltronic AG	99,521	14,142,027
SUMCO Corp.	451,152	9,061,130
Toptec Co., Ltd. (b)	34,570	755,353

		59,125,633

Software - 0.5%
Com2uSCorp	17,070	2,573,810
Enghouse Systems Ltd.	50,790	2,965,921
Soft-World International Corp.	428,000	1,089,832

		6,629,563

Technology Hardware, Storage & Peripherals - 1.5%
Aten International Co., Ltd.	887,000	2,572,650
Gigabyte Technology Co., Ltd.	1,274,000	2,811,287
Logitech International SA	86,040	3,769,489
Neopost SA	100,270	2,695,534
Primax Electronics Ltd.	2,099,000	4,247,972
Riso Kagaku Corp.	141,500	2,985,449
Roland DG Corp.	35,300	775,345

		19,857,726

		170,876,316

Company	Shares	U.S. $ Value
Financials - 10.2%
Banks - 4.0%
77 Bank Ltd. (The)	178,295	$3,872,243
Bank Pembangunan Daerah Jawa Timur Tbk PT	53,092,000	2,517,099
Israel Discount Bank Ltd.-Class A	2,761,471	8,068,262
Kiatnakin Bank PCL	1,103,400	2,256,219
Miyazaki Bank Ltd. (The)	90,600	2,759,615
Norwegian Finans Holding ASA (b)	256,340	2,837,868
Shikoku Bank Ltd. (The)	140,800	1,734,216
Spar Nord Bank A/S	266,020	2,843,121
SpareBank 1 Nord Norge	363,344	2,712,333
SpareBank 1 SMN	275,420	2,852,476
SpareBank 1 SR-Bank ASA	647,706	6,856,407
Tochigi Bank Ltd. (The)	233,400	807,676
TOMONY Holdings, Inc.	293,200	1,255,153
Towa Bank Ltd. (The)	260,800	2,673,510
Unicaja Banco SA (a)	4,836,795	8,283,370

		52,329,568

Capital Markets - 2.6%
AURELIUS Equity Opportunities SE & Co. KGaA	48,980	2,899,042
Burford Capital Ltd.	524,507	10,315,386
Deutsche Beteiligungs AG	57,570	2,279,412
Euronext NV (a)	16,032	1,015,910
Gluskin Sheff & Associates, Inc.	213,526	2,666,943
IG Group Holdings PLC	280,440	3,179,927
Intermediate Capital Group PLC	655,567	9,497,134
Kyokuto Securities Co., Ltd.	90,300	1,181,729

		33,035,483

Consumer Finance - 0.4%
Jaccs Co., Ltd.	126,500	2,735,082
Sun Hung Kai & Co., Ltd.	4,506,000	2,529,768

		5,264,850

Diversified Financial Services - 0.2%
KBC Ancora	56,060	2,989,656

Insurance - 1.5%
ASR Nederland NV	235,757	9,600,234
esure Group PLC	836,850	2,393,152
IDI Insurance Co., Ltd.	44,900	2,695,345
Meritz Fire & Marine Insurance Co., Ltd.	117,610	2,025,325
Saga PLC	1,767,390	2,923,874

		19,637,930

Thrifts & Mortgage Finance - 1.5%
Aareal Bank AG	131,687	5,777,260
Deutsche Pfandbriefbank AG (a)	208,990	2,915,877
Genworth MI Canada, Inc.	89,501	2,912,451
LIC Housing Finance Ltd.	745,171	5,097,966
OneSavings Bank PLC	546,120	2,947,044

		19,650,598

		132,908,085

Company	Shares	U.S. $ Value
Consumer Staples - 9.7%
Beverages - 1.3%
Carlsberg Brewery Malaysia Bhd	577,400	$2,758,713
Fevertree Drinks PLC	20,260	903,175
Royal Unibrew A/S	105,647	8,395,549
Sapporo Holdings Ltd.	197,311	4,948,071
Stock Spirits Group PLC	152,332	458,372

		17,463,880

Food & Staples Retailing - 1.3%
Arcs Co., Ltd.	106,600	2,908,617
cocokara fine, Inc.	180,114	11,074,207
Rami Levy Chain Stores Hashikma Marketing 206 Ltd.	56,690	2,751,194

		16,734,018

Food Products - 5.0%
Astral Foods Ltd.	138,020	2,871,883
Bellamy’s Australia Ltd. (b)	74,710	857,493
Costa Group Holdings Ltd.	460,770	2,807,528
Feed One Co., Ltd.	1,348,900	2,806,817
Health and Happiness H&H International Holdings Ltd. (b)	1,216,500	8,380,325
Morinaga Milk Industry Co., Ltd.	204,500	7,642,420
Nichirei Corp.	337,600	8,599,556
Samyang Foods Co., Ltd.	70,017	6,661,002
Showa Sangyo Co., Ltd.	58,400	1,525,549
Uni-President China Holdings Ltd.	8,912,000	11,434,111
Yihai International Holding Ltd.	6,043,000	11,483,576

		65,070,260

Personal Products - 1.6%
Oriflame Holding AG	81,080	2,603,520
TCI Co., Ltd.	1,170,380	18,035,317

		20,638,837

Tobacco - 0.5%
Scandinavian Tobacco Group A/S (a)	411,779	6,218,686

		126,125,681

Materials - 7.9%
Chemicals - 0.6%
China General Plastics Corp.	1,334,590	1,324,053
Huchems Fine Chemical Corp.	31,482	826,202
Nantex Industry Co., Ltd.	3,135,950	2,919,690
Ube Industries Ltd.	116,900	3,035,346

		8,105,291

Construction Materials - 1.6%
Buzzi Unicem SpA	218,089	5,328,579
CSR Ltd.	2,461,711	8,352,764

Company	Shares	U.S. $ Value
Ibstock PLC (a)	1,740,900	$6,859,787
Marshalls PLC	168,758	905,081

		21,446,211

Containers & Packaging - 0.8%
BillerudKorsnas AB	694,831	9,794,382

Metals & Mining - 3.9%
Boliden AB	175,286	5,657,086
Gerdau SA (Preference Shares)	1,502,466	5,392,325
Granges AB	211,272	2,756,836
Lucara Diamond Corp.	1,059,390	1,700,310
Lundin Mining Corp.	1,032,825	5,742,936
Nippon Light Metal Holdings Co., Ltd.	525,700	1,179,415
Northern Star Resources Ltd.	602,370	3,261,049
OZ Minerals Ltd.	873,537	6,091,283
Premier Gold Mines Ltd. (b)	81,880	162,558
Sims Metal Management Ltd.	238,622	2,833,992
St Barbara Ltd.	798,240	2,870,587
Western Areas Ltd.	1,898,600	5,001,659
Yamato Kogyo Co., Ltd.	263,500	7,948,876

		50,598,912

Paper & Forest Products - 1.0%
Canfor Corp. (b)	131,020	3,153,290
Canfor Pulp Products, Inc.	157,710	3,025,479
Nippon Paper Industries Co., Ltd.	69,000	1,099,989
Norbord, Inc.	72,450	2,979,232
Western Forest Products, Inc.	1,455,280	2,966,683

		13,224,673

		103,169,469

Real Estate - 6.2%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Abacus Property Group	640,240	1,786,883
Allied Properties Real Estate Investment Trust	128,307	4,084,470
Cache Logistics Trust	2,839,600	1,602,353
Green REIT PLC	1,029,210	1,778,829
Heiwa Real Estate REIT, Inc.	1,858	1,853,847
Hispania Activos Inmobiliarios SOCIMI SA	82,970	1,762,040
Immobiliare Grande Distribuzione SIIQ SpA	221,975	1,783,969
Inmobiliaria Colonial Socimi SA	555,138	6,121,401
Invesco Office J-Reit, Inc.	13,112	1,815,101
Killam Apartment Real Estate Investment Trust	510,410	5,815,952
Lippo Malls Indonesia Retail Trust	7,788,700	1,800,690
Mapletree North Asia Commercial Trust (a)	2,178,800	1,823,725
Safestore Holdings PLC	249,000	1,800,471

		33,829,731

Real Estate Management & Development - 3.6%
ADO Properties SA (a)	157,102	8,539,414
CA Immobilien Anlagen AG	355,735	11,856,296
China Overseas Property Holdings Ltd.	7,860,000	2,592,219
Daikyo, Inc.	124,100	2,712,212
Dongwon Development Co., Ltd.	629,066	2,204,167
FirstService Corp.	42,100	3,202,053
Hung Sheng Construction Ltd.	693,000	927,160

Company	Shares	U.S. $ Value
Leopalace21 Corp.	516,300	$2,824,841
Nexity SA	47,590	3,004,400
Origin Property PCL	1,635,800	809,109
Times China Holdings Ltd.	3,701,000	5,491,312
Watkin Jones PLC	1,021,850	2,764,603

		46,927,786

		80,757,517

Energy - 5.8%
Energy Equipment & Services - 0.3%
Aker Solutions ASA (a)(b)	428,430	2,986,990

Oil, Gas & Consumable Fuels - 5.5%
Aker BP ASA	576,815	21,217,072
Bukit Asam Tbk PT	9,751,500	2,693,387
Esso Thailand PCL	2,660,400	931,009
Gran Tierra Energy, Inc. (b)	1,772,953	6,136,185
Indo Tambangraya Megah Tbk PT	1,400,500	2,184,399
Itochu Enex Co., Ltd.	289,700	2,824,052
Motor Oil Hellas Corinth Refineries SA	392,581	7,885,445
Parex Resources, Inc. (b)	48,320	912,260
Premier Oil PLC (b)	3,849,674	6,509,576
Saras SpA	1,202,940	2,907,415
Showa Shell Sekiyu KK	638,976	9,520,032
Whitehaven Coal Ltd.	690,805	2,948,859
Z Energy Ltd.	1,009,678	5,174,156

		71,843,847

		74,830,837

Health Care - 4.1%
Biotechnology - 0.2%
BioGaia AB-Class B	64,590	2,875,449

Health Care Equipment & Supplies - 0.8%
Microlife Corp.	305,000	857,323
Microport Scientific Corp.	748,000	902,460
St. Shine Optical Co., Ltd.	345,000	7,876,841

		9,636,624

Health Care Providers & Services - 0.6%
Attendo AB (a)	323,740	2,862,669
China Pioneer Pharma Holdings Ltd.	8,211,000	2,299,471
Medical Facilities Corp.	252,960	2,688,055

		7,850,195

Pharmaceuticals - 2.5%
Boiron SA	31,970	2,711,297
China Shineway Pharmaceutical Group Ltd.	4,532,000	8,839,934
Chong Kun Dang Pharmaceutical Corp.	24,450	2,204,831
DongKook Pharmaceutical Co., Ltd.	44,845	2,584,197
Faes Farma SA	689,733	2,916,427
Galenica AG (a)(b)	58,290	3,090,150
Huons Co., Ltd.	22,344	1,832,422
Samjin Pharmaceutical Co., Ltd.	66,399	2,686,113
Tsumura & Co.	188,947	6,101,228

		32,966,599

		53,328,867

Company	Shares	U.S. $ Value
Utilities - 1.8%
Electric Utilities - 0.6%
Contact Energy Ltd.	1,917,405	$7,590,403

Gas Utilities - 0.6%
Cia de Gas de Sao Paulo - COMGAS-Class A (Preference Shares)	156,560	2,396,217
Shizuoka Gas Co., Ltd.	295,700	2,710,418
Superior Plus Corp.	297,140	2,872,742

		7,979,377

Multi-Utilities - 0.6%
Hera SpA	982,300	3,056,521
Iren SpA	947,150	2,416,657
Telecom Plus PLC	188,130	2,795,685

		8,268,863

		23,838,643

Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Com Hem Holding AB	620,589	10,067,691

Total Common Stocks (cost $1,106,359,154)		1,233,497,789

INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3%
iShares MSCI EAFE Small-Cap ETF (c) (cost $3,457,589)	52,540	3,296,360

SHORT-TERM INVESTMENTS - 3.4%
Investment Companies - 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.71% (c)(d)(e) (cost $44,714,335)	44,714,335	44,714,335

Total Investments - 98.6% (cost $1,154,531,078) (f)		1,281,508,484
Other assets less liabilities - 1.4%		17,713,398

Net Assets - 100.0%		$1,299,221,882

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	22,492	USD	5,833	7/03/18	$30,026
Bank of America, NA	USD	6,145	BRL	22,492	7/03/18	(341,671)
Bank of America, NA	CAD	4,561	USD	3,522	9/14/18	48,212

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	2,624	USD	3,438	9/14/18	$(35,902)
Bank of America, NA	USD	6,246	CAD	7,960	9/14/18	(184,172)
Bank of America, NA	USD	9,754	CHF	9,573	9/14/18	(26,744)
Bank of America, NA	USD	6,740	GBP	5,008	9/14/18	(109,650)
Bank of America, NA	USD	8,904	SGD	11,896	9/14/18	(159,238)
Barclays Bank PLC	BRL	22,492	USD	5,977	7/03/18	173,882
Barclays Bank PLC	USD	5,833	BRL	22,492	7/03/18	(30,026)
Barclays Bank PLC	USD	6,445	MYR	25,636	7/12/18	(93,946)
Barclays Bank PLC	KRW	2,880,527	USD	2,619	7/26/18	31,173
Barclays Bank PLC	USD	5,961	BRL	22,492	8/02/18	(177,907)
Barclays Bank PLC	USD	3,627	INR	246,503	8/09/18	(44,659)
Barclays Bank PLC	TWD	374,874	USD	12,673	9/13/18	316,185
Barclays Bank PLC	EUR	33,492	USD	39,246	9/14/18	(78,376)
Barclays Bank PLC	NZD	7,272	USD	5,100	9/14/18	174,634
Barclays Bank PLC	SEK	59,362	USD	6,876	9/14/18	211,372
Barclays Bank PLC	USD	27,491	GBP	20,562	9/14/18	(267,278)
Barclays Bank PLC	USD	3,993	JPY	433,369	9/14/18	(59,570)
Citibank, NA	USD	8,194	KRW	8,713,537	7/26/18	(366,601)
Citibank, NA	USD	6,625	INR	450,129	8/09/18	(82,916)
Citibank, NA	TWD	68,784	USD	2,329	9/13/18	61,624
Credit Suisse International	NOK	19,862	USD	2,434	9/14/18	(12,081)
Credit Suisse International	USD	3,077	JPY	337,836	9/14/18	(9,965)
Royal Bank of Scotland PLC	MXN	56,277	USD	2,830	9/14/18	28,339
Royal Bank of Scotland PLC	USD	6,083	GBP	4,546	9/14/18	(63,905)
State Street Bank & Trust Co.	MYR	25,636	USD	6,387	7/12/18	35,338
State Street Bank & Trust Co.	RUB	14,344	USD	225	7/31/18	(2,761)
State Street Bank & Trust Co.	CAD	3,399	USD	2,567	9/14/18	(21,191)
State Street Bank & Trust Co.	CHF	2,154	USD	2,175	9/14/18	(13,595)
State Street Bank & Trust Co.	NOK	30,831	USD	3,841	9/14/18	44,170
State Street Bank & Trust Co.	USD	3,261	EUR	2,801	9/14/18	27,883
State Street Bank & Trust Co.	USD	7,029	GBP	5,251	9/14/18	(76,585)
State Street Bank & Trust Co.	USD	10,967	JPY	1,184,021	9/14/18	(218,823)
State Street Bank & Trust Co.	USD	6,359	MYR	25,636	11/29/18	(40,426)
UBS AG	NOK	94,266	USD	11,740	9/14/18	132,097
UBS AG	USD	13,596	AUD	18,012	9/14/18	(263,331)
UBS AG	USD	1,335	GBP	977	9/14/18	(41,422)
UBS AG	USD	2,804	TRY	13,663	9/14/18	79,305
UBS AG	USD	9,626	ZAR	127,789	9/14/18	(397,272)

						$(1,825,773)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $98,902,202 or 7.6% of net assets.

(b)	Non-income producing security.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.

(f)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $186,247,468 and gross unrealized depreciation of investments was $(61,095,835), resulting in net unrealized appreciation of $125,151,633.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company

Country Breakdown 1

June 30, 2018 (unaudited)

21.0%	Japan
8.5%	United Kingdom
7.2%	Canada
6.2%	China
6.0%	Taiwan
5.9%	Germany
3.7%	Sweden
3.5%	Australia
3.4%	South Korea
3.4%	Netherlands
3.1%	Norway
2.4%	Spain
2.3%	Switzerland
19.9%	Other
3.5%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.9% or less in the following countries: Austria, Belgium, Brazil, Chile, Denmark, Finland, France, Greece, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Malaysia, Mexico, New Zealand, Philippines, Russia, Singapore, South Africa and Thailand and United States.

Bernstein Fund, Inc. - International Small Cap Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Industrials	$40,066,632		$215,710,979		$	– 0	–	$255,777,611
Consumer Discretionary	21,525,311		180,291,761			– 0	–	201,817,072
Information Technology	8,589,482		162,286,834			– 0	–	170,876,316
Financials	5,579,394		127,328,691			– 0	–	132,908,085
Consumer Staples	12,307,654		113,818,027			– 0	–	126,125,681
Materials	25,122,813		78,046,656			– 0	–	103,169,469
Real Estate	33,086,862		47,670,655			– 0	–	80,757,517
Energy	14,933,890		59,896,947			– 0	–	74,830,837
Health Care	6,408,047		46,920,820			– 0	–	53,328,867
Utilities	8,064,644		15,773,999			– 0	–	23,838,643
Telecommunication Services	– 0	–	10,067,691			– 0	–	10,067,691
Investment Companies	3,296,360		– 0	–		– 0	–	3,296,360
Short-Term Investments	44,714,335		– 0	–		– 0	–	44,714,335

Total Investments in Securities	223,695,424		1,057,813,060	(a)		– 0	–	1,281,508,484
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,394,240			– 0	–	1,394,240
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(3,220,013)			– 0	–	(3,220,013)

Total (c)(d)(e)	$223,695,424		$1,055,987,287		$	– 0	–	$1,279,682,711

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	An amount of $49,088,904 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modelling tools during the reporting period.
(d)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine ended June 30, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$23,305	$255,697	$234,288	$44,714	$	– 0	–

Bernstein Fund, Inc.

International Strategic Equities Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.2%
Information Technology - 17.2%
Communications Equipment - 1.2%
Nokia Oyj	8,457,310	$48,510,084

Internet Software & Services - 7.8%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	694,920	128,928,508
REA Group Ltd.	1,188,540	79,764,057
Tencent Holdings Ltd.	2,084,100	104,653,858

		313,346,423

IT Services - 3.4%
Capgemini SE	773,550	103,663,276
Otsuka Corp.	905,500	35,447,921

		139,111,197

Semiconductors & Semiconductor Equipment - 2.1%
SCREEN Holdings Co., Ltd.	478,600	33,518,247
Taiwan Semiconductor Manufacturing Co., Ltd.	7,147,000	50,751,373

		84,269,620

Software - 2.0%
Constellation Software, Inc./Canada	62,290	48,307,739
Oracle Corp. Japan	383,300	31,240,871

		79,548,610

Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co., Ltd.	731,760	30,653,108

		695,439,042

Financials - 17.1%
Banks - 10.5%
BOC Hong Kong Holdings Ltd.	2,960,000	13,911,807
China Construction Bank Corp.-Class H	54,928,000	50,261,360
Credicorp Ltd.	407,570	91,752,158
DBS Group Holdings Ltd.	4,092,700	79,590,808
DNB ASA	990,900	19,295,855
Erste Group Bank AG (a)	964,650	40,216,163
Hana Financial Group, Inc.	486,970	18,700,014
Jyske Bank A/S	696,360	38,062,965
KB Financial Group, Inc.	532,470	25,064,286
Mitsubishi UFJ Financial Group, Inc.	8,315,500	47,106,309

		423,961,725

Capital Markets - 2.4%
IG Group Holdings PLC	4,968,110	56,333,716
Partners Group Holding AG	55,990	40,931,226

		97,264,942

Diversified Financial Services - 1.2%
ORIX Corp.	3,015,100	47,524,300

Insurance - 2.3%
ASR Nederland NV	1,234,830	50,283,373
NN Group NV	1,037,780	42,088,625

		92,371,998

Company	Shares	U.S. $ Value
Thrifts & Mortgage Finance - 0.7%
Housing Development Finance Corp., Ltd.	363,757	$10,135,937
Indiabulls Housing Finance Ltd.	1,154,140	19,238,166

		29,374,103

		690,497,068

Consumer Discretionary - 15.8%
Automobiles - 3.1%
Honda Motor Co., Ltd.	1,017,700	29,839,966
Peugeot SA	1,670,720	38,067,804
Subaru Corp.	2,016,700	58,655,730

		126,563,500

Diversified Consumer Services - 0.5%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	228,600	21,639,276

Household Durables - 2.9%
Auto Trader Group PLC (b)	4,090,470	22,924,601
Nikon Corp.	4,000,400	63,576,015
Persimmon PLC	862,750	28,737,945

		115,238,561

Internet & Direct Marketing Retail - 1.0%
Ctrip.com International Ltd. (ADR) (a)	825,690	39,327,615

Leisure Products - 1.0%
Amer Sports Oyj (a)	1,266,820	39,834,036

Media - 0.8%
CTS Eventim AG & Co. KGaA	627,430	30,805,380

Multiline Retail - 2.0%
Marks & Spencer Group PLC	8,022,550	31,163,347
Next PLC	638,390	50,815,040

		81,978,387

Textiles, Apparel & Luxury Goods - 4.5%
Hermes International	95,440	58,299,944
HUGO BOSS AG	451,490	40,945,171
Moncler SpA	1,512,590	68,633,777
Samsonite International SA (a)	4,350,300	15,445,821

		183,324,713

		638,711,468

Energy - 10.4%
Oil, Gas & Consumable Fuels - 10.4%
China Petroleum & Chemical Corp.-Class H	43,768,000	39,177,481
Eni SpA	1,072,770	19,890,624
JXTG Holdings, Inc.	7,884,600	54,701,586
LUKOIL PJSC (Sponsored ADR)	624,760	42,790,111
Petroleo Brasileiro SA (Preference Shares)	4,958,200	21,990,959
Repsol SA	2,737,240	53,428,407
Royal Dutch Shell PLC-Class B	2,245,750	80,427,052
Tatneft PJSC (Sponsored ADR)	707,770	44,964,180
TOTAL SA	1,028,240	62,440,630

		419,811,030

Company	Shares	U.S. $ Value
Industrials - 9.3%
Aerospace & Defense - 1.0%
BAE Systems PLC	4,939,130	$42,018,714

Airlines - 3.5%
Japan Airlines Co., Ltd.	2,125,100	75,294,516
Qantas Airways Ltd.	10,647,152	48,482,843
Turk Hava Yollari AO (a)	6,281,080	18,524,414

		142,301,773

Industrial Conglomerates - 1.9%
Jardine Strategic Holdings Ltd.	797,900	29,066,263
Rheinmetall AG	421,890	46,417,326

		75,483,589

Machinery - 0.9%
IHI Corp.	1,069,700	37,208,444

Professional Services - 1.5%
Intertek Group PLC	760,130	57,154,599
Teleperformance	12,741	2,248,730

		59,403,329

Trading Companies & Distributors - 0.5%
Mitsubishi Corp.	761,100	21,104,580

		377,520,429

Health Care - 7.0%
Health Care Equipment & Supplies - 2.5%
Cochlear Ltd.	579,630	85,815,191
Essilor International Cie Generale d’Optique SA	97,201	13,704,965

		99,520,156

Pharmaceuticals - 4.5%
Astellas Pharma, Inc.	4,846,000	73,749,211
Novo Nordisk A/S-Class B	1,093,530	50,510,762
Roche Holding AG	217,980	48,360,602
Sanofi	132,830	10,660,869

		183,281,444

		282,801,600

Consumer Staples - 6.2%
Beverages - 2.0%
Pernod Ricard SA	499,340	81,494,696

Food & Staples Retailing - 0.7%
Wesfarmers Ltd.	773,158	28,209,657

Food Products - 2.3%
Orkla ASA	6,821,130	59,677,287
Salmar ASA	743,830	31,199,011

		90,876,298

Company	Shares	U.S. $ Value
Household Products - 1.2%
Unicharm Corp.	1,616,300	$48,592,803

		249,173,454

Materials - 5.1%
Chemicals - 1.2%
Covestro AG (b)	199,370	17,720,711
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	48,364,000	29,401,238

		47,121,949

Metals & Mining - 3.9%
Agnico Eagle Mines Ltd.	688,735	31,574,989
Boliden AB	597,560	19,285,331
Norsk Hydro ASA	5,767,070	34,425,056
POSCO	61,090	18,025,198
South32 Ltd.	20,236,040	54,036,798

		157,347,372

		204,469,321

Real Estate - 4.6%
Equity Real Estate Investment Trusts (REITs) - 0.5%
CapitaLand Commercial Trust	14,543,500	17,709,905

Real Estate Management & Development - 4.1%
City Developments Ltd.	3,340,900	26,760,317
CK Asset Holdings Ltd.	9,679,000	76,621,935
Kerry Properties Ltd.	6,723,000	32,128,737
Wharf Real Estate Investment Co., Ltd.	4,436,000	31,498,961

		167,009,950

		184,719,855

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
China Telecom Corp., Ltd.-Class H	42,222,000	19,812,147
China Unicom Hong Kong Ltd.	19,660,000	24,505,888
Nippon Telegraph & Telephone Corp.	1,908,000	86,676,589

		130,994,624

Utilities - 0.3%
Water Utilities - 0.3%
Cia de Saneamento de Minas Gerais-COPASA	952,900	10,085,263

Total Common Stocks (cost $3,659,496,329)		3,884,223,154

RIGHTS - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA, expiring 7/06/18 (a) (cost $1,541,498)	2,737,240	1,553,842

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.71% (c)(d)(e) (cost $106,526,673)	106,526,673	$106,526,673

Total Investments - 98.9% (cost $3,767,564,500) (f)		3,992,303,669
Other assets less liabilities - 1.1%		46,125,129

Net Assets - 100.0%		$4,038,428,798

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	10,237	USD	7,808	7/17/18	$231,916
Australia and New Zealand Banking Group Ltd.	USD	7,664	EUR	6,592	7/17/18	41,491
Bank of America, NA	BRL	153,777	USD	39,882	7/03/18	205,289
Bank of America, NA	USD	40,982	BRL	153,777	7/03/18	(1,304,928)
Bank of America, NA	USD	9,906	AUD	13,489	7/17/18	76,527
Bank of America, NA	USD	46,898	ZAR	618,751	7/17/18	(1,870,951)
Bank of America, NA	RUB	2,542,829	USD	39,529	7/31/18	(838,900)
Bank of America, NA	USD	15,026	TWD	445,312	9/13/18	(347,068)
Barclays Bank PLC	BRL	211,275	USD	56,270	7/03/18	1,758,018
Barclays Bank PLC	USD	55,040	BRL	211,275	7/03/18	(528,350)
Barclays Bank PLC	USD	12,814	MYR	50,207	7/12/18	(375,682)
Barclays Bank PLC	AUD	109,122	USD	83,003	7/17/18	2,245,472
Barclays Bank PLC	EUR	15,187	USD	17,793	7/17/18	39,825
Barclays Bank PLC	USD	192,352	CAD	249,442	7/17/18	(2,562,383)
Barclays Bank PLC	USD	12,071	CHF	11,846	7/17/18	(94,917)
Barclays Bank PLC	USD	20,264	EUR	17,134	7/17/18	(235,223)
Barclays Bank PLC	CNY	178,146	USD	27,746	7/19/18	879,793
Barclays Bank PLC	USD	54,542	CNY	346,517	7/19/18	(2,282,468)
Barclays Bank PLC	USD	8,978	CLP	5,673,784	7/25/18	(293,386)
Barclays Bank PLC	USD	6,962	KRW	7,444,012	7/26/18	(274,886)
Barclays Bank PLC	USD	7,619	BRL	28,749	8/02/18	(227,398)
Barclays Bank PLC	USD	6,532	INR	442,146	8/09/18	(106,442)
Barclays Bank PLC	USD	45,784	TWD	1,355,577	9/13/18	(1,101,468)
Citibank, NA	GBP	10,224	USD	13,736	7/17/18	234,246
Citibank, NA	JPY	1,874,697	USD	17,160	7/17/18	212,198
Citibank, NA	TRY	69,557	USD	15,133	7/17/18	86,687
Citibank, NA	USD	19,702	CHF	19,465	7/17/18	(23,977)
Citibank, NA	USD	11,641	EUR	9,839	7/17/18	(139,937)
Citibank, NA	USD	19,957	GBP	14,927	7/17/18	(244,384)
Citibank, NA	USD	23,024	MXN	472,657	7/17/18	722,663
Citibank, NA	USD	13,665	NOK	109,675	7/17/18	(191,531)
Citibank, NA	USD	23,973	THB	767,795	7/17/18	(791,135)
Citibank, NA	CNY	266,636	USD	41,697	7/19/18	1,484,740
Citibank, NA	USD	18,901	CNY	122,306	7/19/18	(455,543)
Citibank, NA	IDR	304,636,311	USD	21,598	7/26/18	338,371
Citibank, NA	USD	21,937	IDR	304,636,311	7/26/18	(677,416)
Citibank, NA	USD	74,419	KRW	79,133,442	7/26/18	(3,329,350)
Citibank, NA	USD	80,029	INR	5,437,679	8/09/18	(1,001,644)
Citibank, NA	PEN	31,140	USD	9,482	9/07/18	23,653
Morgan Stanley & Co., Inc.	JPY	10,100,979	USD	92,054	7/17/18	735,485
Morgan Stanley & Co., Inc.	NOK	689,742	USD	85,674	7/17/18	936,892
Morgan Stanley & Co., Inc.	NOK	153,463	USD	18,827	7/17/18	(26,230)
Morgan Stanley & Co., Inc.	USD	82,914	CHF	81,494	7/17/18	(526,017)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., Inc.	USD	51,122	SEK	442,377	7/17/18	$(1,680,640)
Morgan Stanley & Co., Inc.	PEN	256,638	USD	78,514	7/25/18	433,701
Nomura Global Financial Products, Inc.	JPY	1,785,937	USD	16,178	7/17/18	31,942
Societe Generale	EUR	4,932	USD	5,807	7/17/18	41,852
Societe Generale	GBP	4,833	USD	6,386	7/17/18	3,664
Societe Generale	USD	85,658	GBP	63,970	7/17/18	(1,181,081)
Societe Generale	USD	11,911	ILS	42,508	7/17/18	(279,450)
Societe Generale	USD	8,479	GBP	6,443	8/16/18	40,418
State Street Bank & Trust Co.	MYR	98,115	USD	24,443	7/12/18	135,246
State Street Bank & Trust Co.	USD	12,104	MYR	47,908	7/12/18	(235,211)
State Street Bank & Trust Co.	GBP	2,788	USD	3,745	7/17/18	63,183
State Street Bank & Trust Co.	HKD	886,818	USD	113,086	7/17/18	38,288
State Street Bank & Trust Co.	USD	9,464	CHF	9,351	7/17/18	(10,166)
State Street Bank & Trust Co.	USD	6,160	DKK	39,556	7/17/18	46,343
State Street Bank & Trust Co.	USD	12,835	JPY	1,407,100	7/17/18	(114,199)
State Street Bank & Trust Co.	USD	22,031	CNY	141,586	7/19/18	(677,621)
State Street Bank & Trust Co.	KRW	27,490,308	USD	24,912	7/26/18	215,964
State Street Bank & Trust Co.	INR	1,381,375	USD	20,323	8/09/18	247,277
State Street Bank & Trust Co.	EUR	5,489	USD	6,416	8/16/18	(15,035)
State Street Bank & Trust Co.	USD	24,337	MYR	98,115	11/29/18	(154,718)
UBS AG	EUR	23,450	USD	27,485	7/17/18	72,292
UBS AG	SGD	128,678	USD	96,468	7/17/18	2,000,117
UBS AG	USD	5,248	EUR	4,524	7/17/18	40,056
UBS AG	USD	15,601	JPY	1,709,915	7/17/18	(142,494)
UBS AG	CNY	772,091	USD	122,255	7/19/18	5,814,111

						$(4,864,509)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the aggregate market value of these securities amounted to $40,645,312 or 1.0% of net assets.

(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $359,304,249 and gross unrealized depreciation of investments was $(139,429,589), resulting in net unrealized appreciation of $219,874,660.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
PEN	-	Peruvian Sol
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company

Country Breakdown 1

June 30, 2018 (unaudited)

18.6%	Japan
11.5%	China
9.3%	France
9.3%	United Kingdom
7.4%	Australia
5.0%	Hong Kong
3.6%	Norway
3.4%	Germany
3.1%	Singapore
2.3%	South Korea
2.3%	Netherlands
2.3%	Peru
2.2%	Switzerland
17.0%	Other
2.7%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.2% or less in the following countries: Austria, Brazil, Canada, Denmark, Finland, India, Italy, Russia, Spain, Sweden, Taiwan and Turkey.

Bernstein Fund, Inc. - International Strategic Equities Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$177,236,247		$518,202,795		$	– 0	–	$695,439,042
Financials	91,752,158		598,744,910			– 0	–	690,497,068
Consumer Discretionary	60,966,891		577,744,577			– 0	–	638,711,468
Energy	66,538,354		353,272,676			– 0	–	419,811,030
Industrials	– 0	–	377,520,429			– 0	–	377,520,429
Health Care	– 0	–	282,801,600			– 0	–	282,801,600
Consumer Staples	– 0	–	249,173,454			– 0	–	249,173,454
Materials	31,574,989		172,894,332			– 0	–	204,469,321
Real Estate	– 0	–	184,719,855			– 0	–	184,719,855
Telecommunication Services	– 0	–	130,994,624			– 0	–	130,994,624
Utilities	10,085,263		– 0	–		– 0	–	10,085,263
Rights	1,553,842		– 0	–		– 0	–	1,553,842
Short-Term Investments	106,526,673		– 0	–		– 0	–	106,526,673

Total Investments in Securities	546,234,417		3,446,069,252	(a)		– 0	–	3,992,303,669
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	19,477,720			– 0	–	19,477,720
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(24,342,229)			– 0	–	(24,342,229)

Total (c)	$546,234,417		$3,441,204,743		$	– 0	–	$3,987,439,160

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$81,234	$999,083	$973,790	$106,527	$	– 0	–

Bernstein Fund, Inc.

Small Cap Core Portfolio

Schedule of Investments

June 30, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Financials - 17.9%
Banks - 9.4%
1st Source Corp.	28,510	$1,523,289
Bank of NT Butterfield & Son Ltd. (The)	102,250	4,674,870
Cathay General Bancorp	135,400	5,482,346
City Holding Co.	15,460	1,163,056
Community Trust Bancorp, Inc.	49,860	2,490,507
Customers Bancorp, Inc. (a)	120,090	3,408,154
Eagle Bancorp, Inc. (a)	59,850	3,668,805
Enterprise Financial Services Corp.	19,650	1,060,118
FCB Financial Holdings, Inc.-Class A (a)	65,850	3,871,980
Fidelity Southern Corp.	28,980	736,382
First Citizens BancShares, Inc./NC-Class A	9,180	3,702,294
First Financial Corp./IN	49,810	2,258,884
First Interstate BancSystem, Inc.	22,590	953,298
Great Southern Bancorp, Inc.	41,730	2,386,956
Great Western Bancorp, Inc.	125,570	5,272,684
Guaranty Bancorp	34,300	1,022,140
Hancock Whitney Corp.	106,620	4,973,823
Hanmi Financial Corp.	99,610	2,823,943
Hilltop Holdings, Inc.	74,350	1,640,905
Hope Bancorp, Inc.	202,930	3,618,242
International Bancshares Corp.	116,700	4,994,760
Republic Bancorp, Inc./KY-Class A	62,300	2,822,190
S&T Bancorp, Inc.	50,160	2,168,918
State Bank Financial Corp.	63,170	2,109,878
Synovus Financial Corp.	70,930	3,747,232
TCF Financial Corp.	127,000	3,126,740
Texas Capital Bancshares, Inc. (a)	30,370	2,778,855
Umpqua Holdings Corp.	159,300	3,598,587
Western Alliance Bancorp (a)	73,140	4,140,455
Wintrust Financial Corp.	41,720	3,631,726

		89,852,017

Capital Markets - 1.4%
Diamond Hill Investment Group, Inc.	5,460	1,061,588
Evercore, Inc.-Class A	42,390	4,470,025
Houlihan Lokey, Inc.	62,540	3,203,299
Stifel Financial Corp.	57,830	3,021,618
Waddell & Reed Financial, Inc.-Class A	95,900	1,723,323

		13,479,853

Consumer Finance - 0.8%
Green Dot Corp.-Class A (a)	58,290	4,277,903
Nelnet, Inc.-Class A	56,790	3,317,104

		7,595,007

Insurance - 3.2%
Ambac Financial Group, Inc. (a)	116,220	2,306,967
American Equity Investment Life Holding Co.	121,884	4,387,824
Assured Guaranty Ltd.	121,590	4,344,411
CNO Financial Group, Inc.	192,710	3,669,198
Employers Holdings, Inc.	34,140	1,372,428
First American Financial Corp.	15,280	790,281
Genworth Financial, Inc.-Class A (a)	499,650	2,248,425
Heritage Insurance Holdings, Inc.	84,400	1,406,948

Company	Shares	U.S. $ Value
National Western Life Group, Inc.-Class A	6,580	$2,021,771
Primerica, Inc.	24,270	2,417,292
Third Point Reinsurance Ltd. (a)	105,660	1,320,750
Universal Insurance Holdings, Inc.	117,940	4,139,694

		30,425,989

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AG Mortgage Investment Trust, Inc.	100,900	1,895,911
PennyMac Mortgage Investment Trust	55,170	1,047,678

		2,943,589

Thrifts & Mortgage Finance - 2.8%
BankUnited, Inc.	66,190	2,703,862
BofI Holding, Inc. (a)	63,440	2,595,330
Essent Group Ltd. (a)	149,560	5,357,239
Federal Agricultural Mortgage Corp.-Class C	24,060	2,152,889
MGIC Investment Corp. (a)	623,380	6,682,634
NMI Holdings, Inc.-Class A (a)	93,310	1,520,953
Walker & Dunlop, Inc.	96,970	5,396,380

		26,409,287

		170,705,742

Information Technology - 15.7%
Communications Equipment - 1.7%
Ciena Corp. (a)	136,620	3,621,796
Comtech Telecommunications Corp.	72,530	2,312,257
Extreme Networks, Inc. (a)	136,790	1,088,848
Finisar Corp. (a)	92,660	1,667,880
InterDigital, Inc./PA	47,100	3,810,390
Mitel Networks Corp. (a)	158,770	1,741,707
Ubiquiti Networks, Inc. (a)	25,690	2,176,457

		16,419,335

Electronic Equipment, Instruments & Components - 3.3%
Anixter International, Inc. (a)	35,630	2,255,379
ePlus, Inc. (a)	38,230	3,597,443
II-VI, Inc. (a)	45,370	1,971,326
Jabil, Inc.	117,260	3,243,412
KEMET Corp. (a)	62,650	1,512,997
Littelfuse, Inc.	16,720	3,815,170
Novanta, Inc. (a)	15,470	963,781
Sanmina Corp. (a)	123,310	3,612,983
SYNNEX Corp.	43,740	4,221,347
Tech Data Corp. (a)	39,510	3,244,561
TTM Technologies, Inc. (a)	135,160	2,382,871

		30,821,270

Internet Software & Services - 3.1%
Appfolio, Inc.-Class A (a)	31,080	1,900,542
Blucora, Inc. (a)	39,210	1,450,770
Care.com, Inc. (a)	96,270	2,010,118
Envestnet, Inc. (a)	25,530	1,402,873

Company	Shares	U.S. $ Value
Etsy, Inc. (a)	84,030	$3,545,226
GrubHub, Inc. (a)	18,460	1,936,639
j2 Global, Inc.	58,990	5,109,124
New Relic, Inc. (a)	22,240	2,237,122
Nutanix, Inc.-Class A (a)	37,820	1,950,377
Shutterstock, Inc. (a)	19,130	907,910
Stamps.com, Inc. (a)	15,350	3,884,317
Trade Desk, Inc. (The)-Class A (a)	31,580	2,962,204

		29,297,222

IT Services - 2.7%
Booz Allen Hamilton Holding Corp.	64,020	2,799,594
CACI International, Inc.-Class A (a)	29,200	4,921,660
Convergys Corp.	104,020	2,542,249
Genpact Ltd.	41,160	1,190,759
ManTech International Corp./VA-Class A	47,690	2,558,092
MAXIMUS, Inc.	69,390	4,309,813
Perficient, Inc. (a)	127,920	3,373,250
Science Applications International Corp.	26,943	2,180,497
WNS Holdings Ltd. (ADR) (a)	40,990	2,138,858

		26,014,772

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc. (a)	25,390	1,474,905
Cabot Microelectronics Corp.	16,000	1,720,960
Cirrus Logic, Inc. (a)	51,290	1,965,946
Entegris, Inc.	95,650	3,242,535
Kulicke & Soffa Industries, Inc.	126,070	3,002,987
MKS Instruments, Inc.	9,910	948,387
Monolithic Power Systems, Inc.	21,070	2,816,427
Semtech Corp. (a)	46,690	2,196,765
Silicon Laboratories, Inc. (a)	22,280	2,219,088
SMART Global Holdings, Inc. (a)	29,740	947,814
Synaptics, Inc. (a)	65,360	3,292,183

		23,827,997

Software - 2.3%
Aspen Technology, Inc. (a)	40,980	3,800,485
Blackbaud, Inc.	35,450	3,631,853
Bottomline Technologies de, Inc. (a)	56,600	2,820,378
Fair Isaac Corp. (a)	15,970	3,087,320
Paycom Software, Inc. (a)	9,710	959,639
Pegasystems, Inc.	47,010	2,576,148
Progress Software Corp.	57,290	2,223,998
Verint Systems, Inc. (a)	62,740	2,782,519

		21,882,340

Technology Hardware, Storage & Peripherals - 0.1%
NCR Corp. (a)	29,150	873,917

		149,136,853

Company	Shares	U.S. $ Value
Health Care - 14.5%
Biotechnology - 5.5%
Adamas Pharmaceuticals, Inc. (a)	30,490	$787,557
Aimmune Therapeutics, Inc. (a)	51,080	1,373,541
Array BioPharma, Inc. (a)	148,120	2,485,454
Ascendis Pharma A/S (Sponsored ADR) (a)	14,200	944,584
Audentes Therapeutics, Inc. (a)	45,140	1,724,799
BeiGene Ltd. (Sponsored ADR) (a)	4,980	765,575
Biohaven Pharmaceutical Holding Co., Ltd. (a)	31,760	1,255,155
Bluebird Bio, Inc. (a)	5,620	882,059
Blueprint Medicines Corp. (a)	36,750	2,332,890
Clovis Oncology, Inc. (a)	12,260	557,462
CytomX Therapeutics, Inc. (a)	44,670	1,021,156
Deciphera Pharmaceuticals, Inc. (a)	41,490	1,632,632
Eagle Pharmaceuticals, Inc./DE (a)	23,160	1,752,286
Emergent BioSolutions, Inc. (a)	33,860	1,709,591
Enanta Pharmaceuticals, Inc. (a)	17,890	2,073,451
Exact Sciences Corp. (a)	27,720	1,657,379
Halozyme Therapeutics, Inc. (a)	100,390	1,693,579
Ligand Pharmaceuticals, Inc. (a)	16,200	3,356,154
Loxo Oncology, Inc. (a)	19,963	3,463,181
Madrigal Pharmaceuticals, Inc. (a)	5,920	1,655,765
Myriad Genetics, Inc. (a)	69,210	2,586,378
Neurocrine Biosciences, Inc. (a)	9,580	941,139
Pieris Pharmaceuticals, Inc. (a)	112,280	569,260
REGENXBIO, Inc. (a)	31,620	2,268,735
Retrophin, Inc. (a)	59,190	1,613,519
Sage Therapeutics, Inc. (a)	18,030	2,822,236
Sarepta Therapeutics, Inc. (a)	7,090	937,156
Spark Therapeutics, Inc. (a)	28,220	2,335,487
Ultragenyx Pharmaceutical, Inc. (a)	35,380	2,719,661
Vanda Pharmaceuticals, Inc. (a)	96,050	1,829,753

		51,747,574

Health Care Equipment & Supplies - 4.4%
AngioDynamics, Inc. (a)	93,250	2,073,880
Atrion Corp.	5,010	3,002,994
Avanos Medical, Inc. (a)	31,310	1,792,498
AxoGen, Inc. (a)	27,550	1,384,388
Cantel Medical Corp.	24,620	2,421,623
CONMED Corp.	36,640	2,682,048
Globus Medical, Inc.-Class A (a)	91,500	4,617,090
Haemonetics Corp. (a)	44,150	3,959,372
ICU Medical, Inc. (a)	6,310	1,852,931
Integer Holdings Corp. (a)	33,840	2,187,756
LivaNova PLC (a)	19,750	1,971,445
Masimo Corp. (a)	38,310	3,740,971
Merit Medical Systems, Inc. (a)	36,550	1,871,360
Neogen Corp. (a)	34,230	2,744,904
OraSure Technologies, Inc. (a)	42,920	706,892
Orthofix International NV (a)	56,850	3,230,217
Penumbra, Inc. (a)	13,360	1,845,684

		42,086,053

Company	Shares	U.S. $ Value
Health Care Providers & Services - 2.2%
Addus HomeCare Corp. (a)	37,790	$2,163,478
AMN Healthcare Services, Inc. (a)	62,110	3,639,646
Chemed Corp.	12,090	3,890,683
Diplomat Pharmacy, Inc. (a)	61,480	1,571,429
LHC Group, Inc. (a)	24,710	2,114,929
Molina Healthcare, Inc. (a)	24,010	2,351,539
Tivity Health, Inc. (a)	27,960	984,192
WellCare Health Plans, Inc. (a)	17,760	4,373,222

		21,089,118

Life Sciences Tools & Services - 0.6%
Cambrex Corp. (a)	8,320	435,136
ICON PLC (a)	18,850	2,498,191
PRA Health Sciences, Inc. (a)	27,520	2,569,267

		5,502,594

Pharmaceuticals - 1.8%
Amphastar Pharmaceuticals, Inc. (a)	78,500	1,197,910
Catalent, Inc. (a)	73,260	3,068,861
Corcept Therapeutics, Inc. (a)	93,870	1,475,636
Horizon Pharma PLC (a)	143,020	2,368,411
Innoviva, Inc. (a)	120,540	1,663,452
Intersect ENT, Inc. (a)	38,050	1,424,973
Lannett Co., Inc. (a)	42,250	574,600
Phibro Animal Health Corp.-Class A	40,670	1,872,854
Supernus Pharmaceuticals, Inc. (a)	57,920	3,466,512

		17,113,209

		137,538,548

Industrials - 14.0%
Aerospace & Defense - 0.4%
Curtiss-Wright Corp.	24,290	2,890,996
Vectrus, Inc. (a)	39,260	1,209,993

		4,100,989

Air Freight & Logistics - 0.4%
Echo Global Logistics, Inc. (a)	56,130	1,641,803
Forward Air Corp.	20,910	1,235,363
XPO Logistics, Inc. (a)	9,630	964,733

		3,841,899

Airlines - 0.5%
Hawaiian Holdings, Inc.	85,870	3,087,027
SkyWest, Inc.	22,280	1,156,332

		4,243,359

Company	Shares	U.S. $ Value
Building Products - 1.8%
Builders FirstSource, Inc. (a)	275,030	$5,030,299
Continental Building Products, Inc. (a)	105,580	3,331,049
NCI Building Systems, Inc. (a)	109,570	2,300,970
Patrick Industries, Inc. (a)	30,130	1,712,890
Trex Co., Inc. (a)	68,400	4,281,156

		16,656,364

Commercial Services & Supplies - 1.3%
ACCO Brands Corp.	155,250	2,150,212
Brady Corp.-Class A	24,190	932,525
Casella Waste Systems, Inc.-Class A (a)	54,490	1,395,489
Deluxe Corp.	32,510	2,152,487
Ennis, Inc.	55,600	1,131,460
Kimball International, Inc.-Class B	72,300	1,168,368
Quad/Graphics, Inc.	73,810	1,537,462
SP Plus Corp. (a)	31,820	1,183,704
Steelcase, Inc.-Class A	68,860	929,610

		12,581,317

Construction & Engineering - 2.1%
Comfort Systems USA, Inc.	48,130	2,204,354
Dycom Industries, Inc. (a)	24,300	2,296,593
EMCOR Group, Inc.	64,880	4,942,558
Jacobs Engineering Group, Inc.	23,380	1,484,396
Primoris Services Corp.	175,078	4,767,374
Quanta Services, Inc. (a)	46,300	1,546,420
Tutor Perini Corp. (a)	162,310	2,994,620

		20,236,315

Electrical Equipment - 0.9%
Atkore International Group, Inc. (a)	164,930	3,425,596
EnerSys	25,000	1,866,000
Generac Holdings, Inc. (a)	69,010	3,569,887

		8,861,483

Machinery - 2.2%
Alamo Group, Inc.	16,620	1,501,783
Barnes Group, Inc.	27,900	1,643,310
Briggs & Stratton Corp.	83,410	1,468,850
Global Brass & Copper Holdings, Inc.	78,290	2,454,391
Greenbrier Cos., Inc. (The)	43,470	2,293,043
Hyster-Yale Materials Handling, Inc.	26,040	1,673,070
Kadant, Inc.	15,670	1,506,671
Lincoln Electric Holdings, Inc.	10,850	952,196
Meritor, Inc. (a)	213,170	4,384,907
Wabash National Corp.	160,090	2,987,279

		20,865,500

Professional Services - 2.2%
ASGN, Inc. (a)	48,860	3,820,363
Barrett Business Services, Inc.	30,010	2,898,066
FTI Consulting, Inc. (a)	46,580	2,817,158
ICF International, Inc.	36,420	2,587,641

Company	Shares	U.S. $ Value
Insperity, Inc.	40,470	$3,854,768
TriNet Group, Inc. (a)	36,510	2,042,369
TrueBlue, Inc. (a)	91,970	2,478,592

		20,498,957

Road & Rail - 0.6%
ArcBest Corp.	40,470	1,849,479
Knight-Swift Transportation Holdings, Inc.	38,357	1,465,621
Saia, Inc. (a)	30,150	2,437,627

		5,752,727

Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	42,590	2,987,689
BMC Stock Holdings, Inc. (a)	118,170	2,463,845
GMS, Inc. (a)	134,130	3,633,582
Rush Enterprises, Inc.-Class A (a)	57,130	2,478,299
Titan Machinery, Inc. (a)	117,280	1,823,704
Watsco, Inc.	11,730	2,091,224

		15,478,343

		133,117,253

Consumer Discretionary - 13.8%
Auto Components - 1.0%
Cooper-Standard Holdings, Inc. (a)	13,510	1,765,352
Stoneridge, Inc. (a)	76,860	2,700,860
Tenneco, Inc.	53,280	2,342,189
Tower International, Inc.	77,200	2,454,960

		9,263,361

Automobiles - 0.5%
Thor Industries, Inc.	32,790	3,193,418
Winnebago Industries, Inc.	36,440	1,479,464

		4,672,882

Diversified Consumer Services - 2.1%
Adtalem Global Education, Inc. (a)	85,960	4,134,676
Capella Education Co.	33,860	3,341,982
Grand Canyon Education, Inc. (a)	16,780	1,872,816
Hillenbrand, Inc.	128,690	6,067,733
K12, Inc. (a)	138,510	2,267,409
Weight Watchers International, Inc. (a)	22,230	2,247,453

		19,932,069

Hotels, Restaurants & Leisure - 3.5%
Bloomin’ Brands, Inc.	144,900	2,912,490
Brinker International, Inc.	76,470	3,639,972
Churchill Downs, Inc.	6,500	1,927,250
Cracker Barrel Old Country Store, Inc.	13,000	2,030,730
Denny’s Corp. (a)	197,090	3,139,644
Dine Brands Global, Inc.	20,780	1,554,344
Hilton Grand Vacations, Inc. (a)	79,490	2,758,303
Penn National Gaming, Inc. (a)	159,610	5,361,300
Pinnacle Entertainment, Inc. (a)	62,880	2,120,942

Company	Shares	U.S. $ Value
Ruth’s Hospitality Group, Inc.	110,700	$3,105,135
Texas Roadhouse, Inc.-Class A	33,200	2,174,932
Wingstop, Inc.	49,180	2,563,262

		33,288,304

Household Durables - 0.4%
Beazer Homes USA, Inc. (a)	105,030	1,549,192
TopBuild Corp. (a)	26,740	2,094,812

		3,644,004

Internet & Direct Marketing Retail - 0.4%
Nutrisystem, Inc.	113,530	4,370,905

Leisure Products - 0.2%
Sturm Ruger & Co., Inc.	39,270	2,199,120

Media - 0.3%
Entravision Communications Corp.-Class A	201,485	1,007,425
MSG Networks, Inc. (a)	71,180	1,704,761

		2,712,186

Multiline Retail - 0.6%
Big Lots, Inc.	50,730	2,119,499
Dillard’s, Inc.-Class A	24,960	2,358,720
Ollie’s Bargain Outlet Holdings, Inc. (a)	24,360	1,766,100

		6,244,319

Specialty Retail - 3.2%
Abercrombie & Fitch Co.-Class A	74,690	1,828,411
American Eagle Outfitters, Inc.	113,800	2,645,850
Asbury Automotive Group, Inc. (a)	28,520	1,955,046
Chico’s FAS, Inc.	184,650	1,503,051
Children’s Place, Inc. (The)	26,290	3,175,832
Citi Trends, Inc.	54,500	1,495,480
Five Below, Inc. (a)	28,320	2,767,148
RH (a)	18,930	2,644,521
Signet Jewelers Ltd.	83,880	4,676,310
Sleep Number Corp. (a)	170,550	4,949,361
Tailored Brands, Inc.	96,710	2,468,039

		30,109,049

Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	160,400	2,824,644
Deckers Outdoor Corp. (a)	50,610	5,713,363
Fossil Group, Inc. (a)	51,100	1,373,057
Vera Bradley, Inc. (a)	102,460	1,438,538
Wolverine World Wide, Inc.	107,110	3,724,215

		15,073,817

		131,510,016

Real Estate - 6.7%
Equity Real Estate Investment Trusts (REITs) - 5.6%
CareTrust REIT, Inc.	92,740	1,547,831
Chesapeake Lodging Trust	55,160	1,745,262
CoreCivic, Inc.	56,930	1,360,058

Company	Shares	U.S. $ Value
CorEnergy Infrastructure Trust, Inc.	43,090	$1,620,184
CoreSite Realty Corp.	26,520	2,938,946
Cousins Properties, Inc.	229,010	2,219,107
CubeSmart	88,920	2,865,002
First Industrial Realty Trust, Inc.	77,170	2,572,848
InfraREIT, Inc.	122,480	2,715,382
iStar, Inc. (a)	235,370	2,539,642
MedEquities Realty Trust, Inc.	106,952	1,178,611
Monmouth Real Estate Investment Corp.-Class A	94,465	1,561,506
National Health Investors, Inc.	27,060	1,993,781
National Storage Affiliates Trust	91,000	2,804,620
Pebblebrook Hotel Trust	60,310	2,340,028
PotlatchDeltic Corp.	38,090	1,936,876
Ryman Hospitality Properties, Inc.	52,480	4,363,712
Select Income REIT	64,960	1,459,651
STAG Industrial, Inc.	128,600	3,501,778
Summit Hotel Properties, Inc.	141,660	2,027,155
Sun Communities, Inc.	4,670	457,100
Sunstone Hotel Investors, Inc.	171,000	2,842,020
Xenia Hotels & Resorts, Inc.	167,580	4,082,249

		52,673,349

Real Estate Management & Development - 1.1%
HFF, Inc.-Class A	46,220	1,587,657
Marcus & Millichap, Inc. (a)	95,580	3,728,576
RE/MAX Holdings, Inc.-Class A	43,430	2,277,903
RMR Group, Inc. (The)-Class A	38,380	3,010,911

		10,605,047

		63,278,396

Energy - 5.7%
Energy Equipment & Services - 1.5%
Archrock, Inc.	247,500	2,970,000
Cactus, Inc.-Class A (a)	65,230	2,204,122
Matrix Service Co. (a)	125,900	2,310,265
McDermott International, Inc. (a)	96,124	1,888,836
ProPetro Holding Corp. (a)	215,710	3,382,333
RPC, Inc.	109,500	1,595,415

		14,350,971

Oil, Gas & Consumable Fuels - 4.2%
Arch Coal, Inc.	38,740	3,038,378
CVR Energy, Inc.	84,390	3,121,586
Delek US Holdings, Inc.	104,440	5,239,755
HollyFrontier Corp.	34,020	2,327,989
Matador Resources Co. (a)	110,600	3,323,530
NACCO Industries, Inc.-Class A	8,736	294,840
Oasis Petroleum, Inc. (a)	298,880	3,876,474
Par Pacific Holdings, Inc. (a)	39,830	692,245
Peabody Energy Corp.	98,600	4,484,328
Penn Virginia Corp. (a)	23,010	1,953,319
QEP Resources, Inc. (a)	199,820	2,449,793
REX American Resources Corp. (a)	25,250	2,044,492
SM Energy Co.	86,220	2,214,992
SRC Energy, Inc. (a)	319,230	3,517,915
W&T Offshore, Inc. (a)	221,090	1,580,793

		40,160,429

		54,511,400

Company	Shares	U.S. $ Value
Materials - 5.1%
Chemicals - 2.2%
Huntsman Corp.	46,860	$1,368,312
Ingevity Corp. (a)	38,420	3,106,641
KMG Chemicals, Inc.	18,180	1,341,320
Koppers Holdings, Inc. (a)	31,050	1,190,768
Kronos Worldwide, Inc.	81,810	1,843,179
Orion Engineered Carbons SA	137,130	4,230,461
Rayonier Advanced Materials, Inc.	50,960	870,906
Stepan Co.	7,770	606,138
Trinseo SA	83,980	5,958,381

		20,516,106

Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	167,590	2,431,731

Metals & Mining - 1.3%
Cleveland-Cliffs, Inc. (a)	335,390	2,827,337
Commercial Metals Co.	121,270	2,560,010
Schnitzer Steel Industries, Inc.-Class A	67,447	2,272,964
Warrior Met Coal, Inc.	129,620	3,573,623
Worthington Industries, Inc.	37,610	1,578,492

		12,812,426

Paper & Forest Products - 1.3%
Boise Cascade Co.	81,450	3,640,815
Domtar Corp.	15,920	760,021
Louisiana-Pacific Corp.	199,390	5,427,396
Verso Corp. (a)	124,000	2,698,240

		12,526,472

		48,286,735

Consumer Staples - 3.4%
Beverages - 0.7%
Boston Beer Co., Inc. (The)-Class A (a)	12,130	3,635,361
National Beverage Corp. (a)	27,120	2,899,128

		6,534,489

Food & Staples Retailing - 0.4%
SpartanNash Co.	41,120	1,049,382
United Natural Foods, Inc. (a)	56,230	2,398,772

		3,448,154

Food Products - 1.6%
Cal-Maine Foods, Inc. (a)	50,010	2,292,959
Fresh Del Monte Produce, Inc.	35,400	1,577,070
John B Sanfilippo & Son, Inc.	32,900	2,449,405
Nomad Foods Ltd. (a)	209,360	4,017,618
Sanderson Farms, Inc.	45,420	4,775,913

		15,112,965

Company	Shares	U.S. $ Value
Household Products - 0.2%
Central Garden & Pet Co.-Class A (a)	59,880	$2,423,344

Personal Products - 0.5%
Medifast, Inc.	10,140	1,624,022
USANA Health Sciences, Inc. (a)	30,170	3,478,601

		5,102,623

		32,621,575

Utilities - 2.0%
Electric Utilities - 0.9%
ALLETE, Inc.	25,140	1,946,087
Otter Tail Corp.	30,120	1,433,712
PNM Resources, Inc.	75,990	2,956,011
Portland General Electric Co.	57,950	2,477,942

		8,813,752

Gas Utilities - 0.6%
Chesapeake Utilities Corp.	19,770	1,580,611
New Jersey Resources Corp.	27,260	1,219,885
ONE Gas, Inc.	25,190	1,882,701
Southwest Gas Holdings, Inc.	16,127	1,230,006

		5,913,203

Independent Power and Renewable Electricity Producers - 0.4%
Ormat Technologies, Inc.	40,610	2,160,046
Vistra Energy Corp. (a)	51,204	1,211,487

		3,371,533

Multi-Utilities - 0.1%
NorthWestern Corp.	19,030	1,089,468

		19,187,956

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Vonage Holdings Corp. (a)	387,950	5,000,676

Total Common Stocks (cost $809,554,022)		944,895,150

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 1.71% (b)(c)(d) (cost $1,613,546)	1,613,546	1,613,546

Total Investments - 99.5% (cost $811,167,568) (e)		946,508,696
Other assets less liabilities - 0.5%		4,697,085

Net Assets - 100.0%		$951,205,781

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at June 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Russell 2000 E Mini Futures	238	September 2018	USD	12	$20,028,582	$19,605,250	$(423,332)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of June 30, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $151,816,409 and gross unrealized depreciation of investments was $(16,898,613), resulting in net unrealized appreciation of $134,917,796.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
REIT	-	Real Estate Investment Trust

Bernstein Fund, Inc. - Small Cap Core Portfolio

June 30, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$944,895,150		$	– 0	–	$	– 0	–	$944,895,150
Short-Term Investments	1,613,546			– 0	–		– 0	–	1,613,546

Total Investments in Securities	946,508,696			– 0	–		– 0	–	946,508,696
Other Financial Instruments (b):
Assets:
Futures	– 0	–		– 0	–		– 0	–	– 0	–
Liabilities:
Futures	(423,332)			– 0	–		– 0	–	(423,332)

Total (c)	$946,085,364		$	– 0	–	$	– 0	–	$946,085,364

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2018 is as follows:

Fund	Market Value 9/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,090	$88,212	$91,688	$1,614	$	– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	August 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2018